October 6, 1995

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C.  20549-1004

Re:  File Nos. 811-1880
                2-33371

Gentlemen:

     Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 9/29/95 of Registrant's Post-Effective Amendment No.45 under The Securities Act of 1933 and Amendment No. 26 under The Investment Company Act of 1940.

                                        Sincerely,
                                        Patrick F. Quan
                                        Secretary

cc: Mr. Frank J. Donaty, Jr.
 Mr. Randolph Koch
   (Division of Investment Management)